CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
(A) Proceeds from sale of subsidiary
Assets held for sale (excluding cash in the amount of $2,823)	$ 7,136
Liabilities held for sale	(3,428)
Non-controlling interest	(1,532)
Proceeds from sale of subsidiary	2,176
Assets held for sale, cash amount	$ 2,823